Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2024
Registrant Name	dei_EntityRegistrantName	MFS Active Exchange Traded Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0002018846
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2024
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
MFS Active Core Plus Bond ETF | MFS Active Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSB
MFS Active Growth ETF | MFS Active Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSG
MFS Active Intermediate Muni Bond ETF | MFS Active Intermediate Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSM
MFS Active International ETF | MFS Active International ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSI
MFS Active Value ETF | MFS Active Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSV